Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents
	As At March 31
	2020	2019
	(in thousands)
Cash at bank and in hand	$2,563	$89,117
	$2,563	$89,117